Stockholders’ Equity	6 Months Ended
Jun. 30, 2020
Equity [Abstract]
Stockholders’ Equity

8.     Stockholders’ Equity

During the first half of 2020, the Company issued 172,227 common shares for net proceeds of $3,461. During the first half of 2019, the Company issued 53,575 common shares for net proceeds of $871.

On May 15, 2020, the Company launched the stock repurchase program for open market purchases for its common and/or its preferred shares, which program was authorized by its Board of Directors on March 23, 2020. The Company has available up to $50 million of common and preferred shares with $5.00 par value per share. As of June 30, 2020, the Company has acquired as treasury stock, 413,533 common shares for a total amount of $5,071.

On June 22, 2020, the Company announced a one-for-five (1-for-5) reverse stock split of the Company’s common shares which was approved by its shareholders at the annual meeting on May 28, 2020. The reverse split became effective on July 1, 2020. All share and per share amounts disclosed in the consolidated financial statements and notes give effect to this reverse stock split retroactively, for all periods presented.

On January 30, 2020 and April 30, 2020, the Company paid dividends of $0.55469 per share, $2,219 in total, on its 8.875% Series C Preferred Shares and $0.59375 per share, $7,125 in total, on its 9.50% Series F Preferred Shares.

On January 30, 2019 and April 30, 2019, the Company paid dividends of $0.50 per share, $2,000 in total, on its 8.00% Series B Preferred Shares, $0.55469 per share, $2,218 in total, on its 8.875% Series C Preferred Shares and $0.59375 per share, $7,125 in total, on its 9.50% Series F Preferred Shares.

On February 28, 2020, and May 29, 2020, the Company paid dividends of $0.54687 per share, $3,747  in total, on its 8.75% Series D Preferred Shares and $0.57812 per share $5,319 in total, on its Series E Preferred Shares. On February 28, 2019, and May 29, 2019, the Company paid dividends of $0.54687 per share, $3,746 in total, on its 8.75% Series D Preferred Shares and $0.57812 per share $5,319 in total, on its Series E Preferred Shares.

As of June 30, 2020, the Company was in full compliance with all the covenants contained within the terms of its Series C Preferred Shares. There are no financial covenants in the Company’s other outstanding series of preferred shares.

On June 26, 2020, the Company paid a dividend of $0.375 per common share , of $7,102 in total, to common stockholders and $654  in total, to Series G shareholders. On May 30, 2019, the Company paid a dividend of $0.25  per common share, $4,392 in total.

In the second quarter of 2020, Mare Success S.A, owned 51% by the Company, increased its paid-in capital by $8,163, of which $4,163 constituted the 51% portion contributed by the Company and the $4,000 constituted the 49% portion contributed by Polaris Oil Shipping Inc. (“Polaris”), an affiliate of Flopec Petrolera Ecuatoriana (“Flopec”). After the recapitalization, the shareholding of Mare Success S.A. remained at 51% owned by the Company and 49% owned by Polaris. The additional paid-in capital was made to finance part of the intragroup sale of vessels, in particular, the panamax tankers, Byzantion and Bosporos. During the second quarter of 2020, the Company transferred the net assets of Byzantion and Bosporos to Mare Success. S.A. The Company accounted for the transaction at the carrying amounts of the net assets.

In the second quarter of 2019, Mare Success S.A, owned 51% by the Company, increased its paid-in capital by $20,408, of which $10,408 constituted the 51% portion contributed by the Company and the $10,000 constituted the 49% portion contributed by Polaris. After the recapitalization, the shareholding of Mare Success S.A. remained at 51% owned by the Company and 49% owned by Polaris. The additional paid-in capital was made to finance part of the intragroup sale of vessels, in particular, the panamax tankers, Selini and Salamina. During the second quarter of 2019, the Company transferred the net assets of Selini and Salamina to Mare Success. S.A. The Company accounted for the transaction at the carrying amounts of the net assets.

In September 2019, the Company entered into a share purchase agreement for the private placement of 3,500,000 Series G Redeemable Convertible Perpetual Preferred Shares, par value $1.00 per share and liquidation preference $10.00 per share (the “Series G Convertible Preferred Shares”), at a purchase price of $10.00 per share, raising $33,984, net of structuring fee and other expenses. The Series G Convertible Preferred Shares have a stated coupon rate of 0%, subject to adjustment in the event of a cross-default or failure to redeem on any redemption date and participate on an as-converted basis in dividends declared and paid on the Company’s common shares.

The Series G Convertible Preferred Shares are convertible at any time, at the option of the holder, at a conversion price of $15.00 per share, representing a conversion rate of three and one-third common shares per Series G Convertible Preferred Share.  All or a portion of the Series G Convertible Preferred Shares will automatically convert into common shares at the conversion rate if the trading price of the Company’s common shares exceed certain levels between 130% and 170% of the conversion price. The holders, however, will be prohibited from converting the Series G Convertible Preferred Shares into common shares to the extent that, as a result of such conversion, the holder would own more than 9.99% of the total number common shares then issued and outstanding, unless a 61-day notice is delivered to the Company.

The conversion price is subject to customary anti-dilution and other adjustments relating to the issuance of common shares as a dividend or the subdivision, combination, or reclassification of common shares into a greater or lesser number of common shares. The Company may also redeem in full or in part the Series G Convertible Preferred Shares prior to September 1, 2020, for cash, at the as-converted value of the Series G Convertible Preferred Shares, if the trading price of the common shares exceeds certain levels.

The Series G Convertible Preferred Shares did not generate a beneficial conversion feature (BCF) upon issuance as the fair value of the Company’s common shares was lower than the conversion price. The Series G Convertible Preferred Shares did not meet the criteria for mandatorily redeemable financial instruments. Additionally, the Company determined that the nature of the Series G Convertible Preferred Shares was more akin to an equity instrument and that the economic characteristics and risks of the embedded conversion options were clearly and closely related to the Series G Convertible Preferred Shares. As such, the conversion options were not required to be bifurcated from the equity host under ASC 815, Derivatives and Hedging. The Company also determined that the redemption call option did meet the definition of a derivative, but that the value of the derivative was zero due to the expectations under which the call option would be exercised. On September 1, 2020 the redemption call option expired unexercised.

On December 23, 2019 and January 15, 2020, 875,000 and 10,000 Series G Convertible Preferred Shares converted into 583,333 and 6,667 common shares, respectively.

The holders of the Series G Convertible Preferred Shares generally do not have voting rights. However, without the affirmative vote or consent of the holders of at least two-thirds of the outstanding Series G Convertible Preferred Shares, voting as a single class, the Company may not adopt any amendment to its memorandum of association or bye-laws that materially or adversely alters or affects the preferences, powers or rights of the Series G Convertible Preferred Shares in any respect or any amendment to the Series G Convertible Preferred Shares Certificate of Designations. The Series G Convertible Preferred Shares rank pari passu with the Company’s other outstanding series of preferred shares and senior to the Company’s common shares with respect to dividend distributions and distributions upon any liquidation event.

On February 1, 2021 (the “Redemption Date”), subject to certain limitations, outstanding Series G Convertible Preferred Shares having a redemption price of up to $35,000 will be mandatorily exchanged for preferred shares (the “Shyris Shipping Preferred Shares”) to be issued by the subsidiary of the Company that will own such crude oil tankers after receipt of requisite approvals (Shyris Shipping).  The redemption price at which the Series G Convertible Preferred Shares will be exchanged will be the higher of 95% of the as-converted value of the Series G Convertible Preferred Shares, based on a six-month volume weighted average price (“VWAP”) of the Company’s common shares, or a price providing for a return of 7.75% per annum on an actual/360-day basis on the Series G Convertible Preferred Shares, taking into account all dividends actually received on the Series G Convertible Preferred Shares. To the extent certain limitations result in less than $35,000 of Shyris Shipping Preferred Shares being issued on the Redemption Date, Series G Convertible Preferred Shares with an aggregate redemption price equal to such shortfall will remain subject to redemption prior to the fifth anniversary of the share purchase agreement. After such time, any Series G Convertible Preferred Shares will automatically convert into the Company’s common shares at the conversion rate or be redeemed for Shyris Shipping Preferred Shares. Any other Series G Convertible Preferred Shares not exchanged for Shyris Shipping Preferred Shares on the Redemption Date will automatically convert on such date into the Company’s common shares at the conversion rate (unless the Company elects to redeem such Series G Convertible Preferred Shares for cash). The Series G Convertible Preferred shareholders will also have the right to require the Company to redeem the Series G Convertible Preferred Shares for cash, in the event of non-compliance with certain requirements relating to Shyris Shipping.

On June 28, 2019, the Company declared the redemption of all of its 2,000,000 Series B Preferred Shares, $25.00 per share and the payment of the final dividend of $0.50 per share, on the same date, July 30, 2019. Upon declaration, the Company re-classified an amount equal to the fair value of the Series B Preferred Shares from equity to current liabilities. The difference between the carrying value and the fair value of the Series B Preferred Shares, amounting to $2,750, was recognized as a reduction of retained earnings as a deemed dividend, and has been considered in the calculations of Loss per Common Share in 2019 (Note 10).